SIGNIFICANT ACCOUNTING POLICIES (Details 1)	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012 Employee Stock Awards [Member]	Dec. 31, 2011 Employee Stock Awards [Member]	Dec. 31, 2010 Employee Stock Awards [Member]
Risk-free interest rate, Minimum		0.69%
Risk-free interest rate, Maximum		0.74%
Risk-free interest rate			1.85%	0.00%
Expected volatility	86.00%	89.99%	85.75%	0.00%
Expected life (in years)	3 years	5 years	2 years 11 months 19 days	0 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%